Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment reportingUnit	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2020 USD ($)
Significant Accounting Policies [Line Items]
Net gain (loss) on foreign currency transactions	$ (4,100)	$ (5,700)	$ (12,300)
Number of operating segments | segment	1
Number of reporting units | reportingUnit	1
Standard product warranty term	1 year
Cost of sales	$ 637,631	521,162	500,888
Advertising costs	9,500	8,100	8,100
Restricted cash	0	5,743
Provisions for doubtful accounts	$ 16,439	8,701	4,448
Impact of Change in Accounting Policy
Significant Accounting Policies [Line Items]
Allowances for credit losses for other receivables				$ 10,200
Allowances for credit losses for loans receivable				$ 1,300
Minimum
Significant Accounting Policies [Line Items]
Estimated useful life of assets	3 years
Maximum
Significant Accounting Policies [Line Items]
Estimated useful life of assets	40 years
Patents | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives finite intangible assets	1 year
Patents | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives finite intangible assets	20 years
Prepaid Expenses and Other Current Assets
Significant Accounting Policies [Line Items]
Allowances for credit losses for other receivables	$ 7,900
Other Long-Term Assets
Significant Accounting Policies [Line Items]
Allowances for credit losses for loans receivable	1,200
COVID-19
Significant Accounting Policies [Line Items]
Provisions for doubtful accounts	16,400
Shipping and Handling | Sales and Marketing Expense
Significant Accounting Policies [Line Items]
Cost of sales	$ 32,100	$ 27,900	$ 28,400